Risks and concentration - Concentration of credit risk (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Risks and Concentration
Cash and cash equivalents	$ 60,089		¥ 413,143	¥ 320,039
Time deposits	23,662		162,688	202,659
Short-term investments	$ 19,825		136,304	100,722
Cash and cash equivalents | Geographic concentration risk | Hong Kong
Risks and Concentration
Cash and cash equivalents			149,503	59,663
Cash, insured amount | $		$ 500,000
Cash and cash equivalents | Geographic concentration risk | People's Republic of China
Risks and Concentration
Cash and cash equivalents			196,352	178,116
Cash, insured amount			500,000
Time deposits | Geographic concentration risk | People's Republic of China
Risks and Concentration
Time deposits			¥ 117,688	¥ 202,659